SCHEDULE OF FIXED ASSETS (Details) - USD ($)	Feb. 29, 2024	Feb. 28, 2023
Property, Plant and Equipment [Line Items]
Fixed assets gross	$ 617,953	$ 497,890
Less: Accumulated depreciation	(349,878)	(182,002)
Fixed assets, net of accumulated depreciation	268,075	315,888
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	74,237	101,680
Demo Devices [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	194,352	69,010
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	107,020	101,322
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	8,825	8,825
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	150,387	150,387
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	15,312	15,312
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	21,225	21,225
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	19,639	14,561
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross	$ 26,956	$ 15,568